Debt - Additional Information (Details) - USD ($)						3 Months Ended			12 Months Ended
	Apr. 05, 2024	Feb. 29, 2024	Jan. 09, 2024	Jul. 24, 2023	Aug. 08, 2022	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Debt Instrument [Line Items]
Borrowings outstanding						$ 28,278,000			$ 35,095,000
Irrevocable standby letter of credit						100,000			100,000
Interest expense						1,875,000		$ 2,331,000	$ 8,874,000	$ 3,368,000
Number of warrants issued											79,612
Class of warrants or rights exercise price per share											$ 126
Warrants and rights outstanding, term									7 years		10 years
Loss on partial debt extinguishment						(1,209,000)			$ (3,168,000)	0
Paid in kind interest						$ 214,000		$ 374,000	$ 1,310,000	598,000
Term Loan Warrants [Member]
Debt Instrument [Line Items]
Fair value of warrant liabilities				$ 800,000
Before 1st Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						5.00%			5.00%
Before 2nd Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						3.00%			3.00%
Before 3rd Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						2.00%			2.00%
After 3rd Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						0.00%			0.00%
Common Class A [Member]
Debt Instrument [Line Items]
Number of warrants issued									543,590
Class of warrants or rights exercise price per share									$ 11.24
Term Loan [Member]
Debt Instrument [Line Items]
Credit line					$ 50,000,000
Borrowings outstanding						$ 28,900,000			$ 35,500,000
Debt instrument, maturity date				Feb. 08, 2026		Aug. 08, 2026			Aug. 08, 2026
Percentage of interest rate during period					2.00%
Percentage of interest paid in kind				1.00%
Interest expense				$ 100,000		$ 1,800,000			$ 8,800,000	$ 3,400,000
Financial covenants, minimum revenue levels required each quarter prior to March 31, 2024				100,000,000
Financial covenants, minimum revenue levels required, thereafter and prior to December 31, 2025				120,000,000
Financial covenants, minimum liquidity levels required each quarter prior to March 31, 2024				20,000,000
Financial covenants, minimum liquidity levels required through March 31, 2024		$ 17,000,000	$ 19,000,000
Financial covenants, minimum liquidity levels required, thereafter and prior to December 31, 2025		$ 22,000,000	$ 24,000,000	$ 25,000,000
Third-party debt issuance costs					$ 4,200,000
Warrants vesting percentage first year					30.00%
Warrants vesting percentage second year					30.00%
Warrants vesting percentage third year					20.00%
Warrants vesting percentage fourth year					20.00%
Warrants and rights outstanding, term					7 years
Fair value of warrant liabilities					$ 5,200,000
Annual amortization, periodic payment					quarterly
Principal payments on Term Loan for first year					$ 1,300,000
Principal payments on Term Loan Thereafter					2,500,000
Increase in rate of interest						2.00%			2.00%
Percentage of repayment of debt instrument		3.00%	3.00%	5.00%
Partial prepayment on term loan		$ 5,500,000	$ 1,000,000	$ 15,000,000
Write off of unamortized debt discount and debt issuance costs		800,000	200,000	2,400,000
Loss on partial debt extinguishment		(1,000,000)	$ (200,000)				$ (3,200,000)		$ (3,200,000)
Partial prepayment premium		200,000		800,000
Paid in kind interest				500,000
Paid in kind interest				$ 500,000
Term Loan [Member] | Previously reported [Member]
Debt Instrument [Line Items]
Third-party debt issuance costs					$ 4,500,000
Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Borrowings outstanding		28,600,000
Percentage of repayment of debt instrument			3.00%
Partial prepayment on term loan			$ 1,000,000
Partial prepayment premium	$ 4,000,000	$ 5,500,000	$ 1,000,000
Term Loan [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Number of warrants issued					94,335				94,335
Class of warrants or rights exercise price per share				$ 20.5	$ 92.5				$ 92.5
Increase in number of shares purchased upon exercise					97,482
Term Loan [Member] | Paid in Kind [Member]
Debt Instrument [Line Items]
Percentage of interest paid in kind				1.00%
Term Loan [Member] | Secured Overnight Financing Rate [Member]
Debt Instrument [Line Items]
Percentage of interest rate on agreement					6.15%
Percentage of interest rate during period					7.15%
Debt instrument, effective interest rate						21.83%
Debt instrument, cash interest rate						12.65%			12.29%
Percentage of interest paid in kind					3.00%
Term Loan [Member] | Secured Overnight Financing Rate [Member] | Paid in Kind [Member]
Debt Instrument [Line Items]
Percentage of interest paid in kind					3.00%
Term Loan [Member] | Secured Overnight Financing Rate [Member] | Floor Rate [Member]
Debt Instrument [Line Items]
Percentage of interest rate during period					1.00%
Term Loan [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Percentage of interest rate during period					0.50%
Term Loan [Member] | One Month SOFR [Member]
Debt Instrument [Line Items]
Percentage of interest rate during period					1.00%
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, additional amount of incremental facility					$ 25,000,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Irrevocable standby letter of credit						$ 100,000			$ 100,000
Debt instrument, maturity date						Dec. 06, 2024			Dec. 06, 2024
Debt instrument, maturity date description						This letter of credit expires on December 6, 2024 and is automatically extended for one-year terms unless notice of non-renewal is provided 60 days prior to the end of the applicable term.			This letter of credit expires on December 6, 2024and is automatically extended for one-year terms unless notice of non-renewal is provided 60 days prior to the end of the applicable term.